Segment Reporting, Geographic and Significant Customer Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting, Geographic and Significant Customer Information [Abstract]
Schedule of Sets Forth Reporting Revenue Information

The following table sets forth reporting revenue information by geographic region:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2025	2024	2023
United States	908	870	751
Japan	282	481	480
India	120	413	109
China	108	41	440
Israel	24	30	30
Other[2]	1,937	1,456	1,419
	3,379	3,291	3,229
*	Lower than 10%

[2]	No country included in Others represents more than 10% of consolidated revenues.

Schedule of Sets Forth Reporting Property and Equipment Information

The following table sets forth reporting property and equipment information by geographic region:

	As of December 31,	As of December 31,
	2025	2024
Israel	821	933
United States	171	319
	993	1,252
*	Lower than 10%

[2]	No country included in Others represents more than 10% of consolidated revenues.

Schedule of Customer Concentrations as a Percentage of Revenue

The following table is a summary of customer concentrations as a percentage of revenue:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2025	2024	2023
Customer A	*	*	*
Customer B	*	*	14%
Customer C	*	13%	*
*	Lower than 10%

[2]	No country included in Others represents more than 10% of consolidated revenues.